UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2001

Check here if Amendment [    ]; Amendment Number:  _____
This Amendment (Check only one.):  [    ] is a restatement.
                                   [    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Promistar Trust Company
Address:  551 Main Street
          Johnstown, PA 15901

Form 13F File Number:  28-07668

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Mr. Kim Craig
Title:  Chairman, President and Chief Operating Officer
Phone:  814 536 2110

Signature, Place, and Date of Signing:

/s/ Kim Craig             Johnstown, Pennsylvania           January 18, 2002
------------------        -----------------------           ----------------


Report Type:

[ X ]    13F HOLDINGS REPORT.

[   ]    13F NOTICE.

[   ]    13F COMBINATION REPORT.

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                            2

Form 13F Information Table Entry Total:                       70

Form 13F Information Table Value Total:                       $163,559
                                                              (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.            Form 13F File Number                     Name

1                    28-07666              Promistar Financial Corporation
2                    28-5411               Promistar Investment Advisors, Inc.


                                                       FORM 13F INFORMATION TABLE

                                                          VALUE     SHARES/   SH/  PUT/  INVSTMT   OTHER      VOTING AUTHORITY
NAME OF ISSUER              TITLE OF CLASS   CUSIP       (X$1000)   PRN AMT   PRN  CALL  DSCRETN  MANAGERS  SOLE   SHARED   NONE
--------------              --------------   -----       --------   -------   ---  ----  -------  --------  ----   ------   ----

GLOBAL CROSSING LTD              COM         G3921A100   49         59150     SH         OTHER              59150     0      0
AOL TIME WARNER INC              COM         00184A105   855        26673     SH         OTHER              26673     0      0
ABBOTT LABS                      COM         002824100   5815       104308    SH         OTHER              103631    81     596
AMERICAN HOME PRODS CORP         COM         026609107   283        4625      SH         OTHER              4625      0      0
AMERICAN INTL GROUP INC          COM         026874107   6248       78695     SH         OTHER              78262     43     390
AMERISERV FINL INC               COM         03074A102   367        76769     SH         OTHER              76769     0      0
AMGEN INC                        COM         031162100   2820       49982     SH         OTHER              49982     0      0
AUTOMATIC DATA PROCESSING INC    COM         053015103   6532       110903    SH         OTHER              110283    66     554
BP PLC                           SPONSORED   055622104   290        6246      SH         OTHER              6246      0      0
                                 ADR
BANKNORTH GROUP INC NEW          COM         06646R107   290        12892     SH         OTHER              12892     0      0
BARR LABS INC                    COM         068306109   712        8975      SH         OTHER              8975      0      0
BELLSOUTH CORP                   COM         079860102   264        6926      SH         OTHER              6926      0      0
CARDINAL HEALTH INC              COM         14149Y108   250        3876      SH         OTHER              3876      0      0
CENDANT CORP                     COM         151313103   343        17521     SH         OTHER              17521     0      0
CISCO SYS INC                    COM         17275R102   4579       252872    SH         OTHER              251148    224    1500
CITIGROUP INC                    COM         172967101   7082       140331    SH         OTHER              137137    70     3124
COCA COLA CO                     COM         191216100   235        5000      SH         OTHER              5000      0      0
DELL COMPUTER CORP               COM         247025109   2735       100647    SH         OTHER              100300    68     279
E M C CORP MASS                  COM         268648102   1212       90234     SH         OTHER              89944     290    0
EMERSON ELEC CO                  COM         291011104   3181       55736     SH         OTHER              55430     57     249
EXXON MOBIL CORP                 COM         30231G102   1534       39055     SH         OTHER              39055     0      0
FEDERAL HOME LN MTG CORP         COM         313400301   5250       80287     SH         OTHER              79773     54     460
FEDERAL NATL MTG ASSN            COM         313586109   374        4710      SH         OTHER              4710      0      0
FIRST COMWLTH FINL CORP PA       COM         319829107   564        49000     SH         OTHER              48000     0      1000
GENERAL ELEC CO                  COM         369604103   6221       155265    SH         OTHER              154522    77     666
GENERAL ELEC CO                  COM         369604103   346        8646      SH         DEFINED            5646      0      3000
HOME DEPOT INC                   COM         437076102   4509       88426     SH         OTHER              87869     75     482
HUNTINGTON BANCSHARES INC        COM         446150104   5339       310822    SH         OTHER              310822    0      0
INTEL CORP                       COM         458140100   2428       77228     SH         OTHER              77228     0      0



                                                       FORM 13F INFORMATION TABLE

                                                          VALUE     SHARES/   SH/  PUT/  INVSTMT   OTHER      VOTING AUTHORITY
NAME OF ISSUER              TITLE OF CLASS   CUSIP       (X$1000)   PRN AMT   PRN  CALL  DSCRETN  MANAGERS  SOLE   SHARED    NONE
--------------              --------------   -----       --------   -------   ---  ----  -------  --------  ----   ------    ----

INTERNATIONAL BUSINESS MACHS     COM         459200101   7532       62273     SH         OTHER              61970     31     272
INTERNATIONAL BUSINESS MACHS     COM         459200101   279        2309      SH         DEFINED            1309      0      1000
ISHARES TR S&P 500 INDEX         COM         464287200   400        3500      SH         OTHER              3500      0      0
ISHARES RUSSELL 2000 VALUE       COM         464287630   1128       8813      SH         OTHER              8618      0      195
JOHNSON & JOHNSON                COM         478160104   714        12090     SH         OTHER              12090     0      0
LINEAR TECHNOLOGY CORP           COM         535678106   2331       59714     SH         OTHER              59461     40     213
MBNA CORP                        COM         55262L100   7087       201345    SH         OTHER              200136    154    1055
MATTHEWS INTL CORP               COM         577128101   1875       76350     SH         OTHER              76350     0      0
MAXIM INTEGRATED PRODS INC       COM         57772K101   2928       55777     SH         OTHER              55572     39     166
MEDTRONIC INC                    COM         585055106   6565       128239    SH         OTHER              125989    84     2166
MERCK & CO INC                   COM         589331107   5116       87040     SH         OTHER              86593     49     398
MERCK & CO INC                   COM         589331107   231        3933      SH         DEFINED            3933      0      0
MICROSOFT CORP                   COM         594918104   2855       43099     SH         OTHER              42747     30     322
MINNESOTA MNG & MFG CO           COM         604059105   258        2191      SH         OTHER              2191      0      0
MYLAN LABS INC                   COM         628530107   245        6550      SH         OTHER              6550      0      0
NASDAQ 100 TR                    UNIT        631100104   3415       87803     SH         OTHER              87358     0      445
                                 SER 1
NATIONAL CITY CORP               COM         635405103   275        9416      SH         OTHER              9416      0      0
NORTHERN TR CORP                 COM         665859104   5403       89731     SH         OTHER              89172     54     505
OMNICOM GROUP INC                COM         681919106   2699       30215     SH         OTHER              29953     0      262
ORACLE CORP                      COM         68389X105   2472       179059    SH         OTHER              178187    101    771
PPG INDS INC                     COM         693506107   206        3993      SH         OTHER              3993      0      0
PEPSICO INC                      COM         713448108   681        14000     SH         OTHER              14000     0      0
PFIZER INC                       COM         717081103   3427       86040     SH         OTHER              85677     45     318
PHILIP MORRIS COS INC            COM         718154107   211        4610      SH         OTHER              4610      0      0
PROCTER & GAMBLE CO              COM         742718109   525        6636      SH         OTHER              6636      0      0
PROMISTAR FINL CORP              COM         74342Y107   7127       291527    SH         OTHER              291527    0      0
PROMISTAR FINL CORP              COM         74342Y107   749        30647     SH         DEFINED            30547     0      100
RAMBUS INC DEL                   COM         750917106   518        65000     SH         OTHER              65000     0      0
SBC COMMUNICATIONS INC           COM         78387G103   461        11773     SH         OTHER              11773     0      0
SAFEWAY INC                      COM         786514208   4634       111010    SH         OTHER              110389    73     548
SCHERING PLOUGH CORP             COM         806605101   257        7200      SH         OTHER              7200      0      0


                                                       FORM 13F INFORMATION TABLE

                                                          VALUE     SHARES/   SH/  PUT/  INVSTMT   OTHER      VOTING AUTHORITY
NAME OF ISSUER              TITLE OF CLASS   CUSIP       (X$1000)   PRN AMT   PRN  CALL  DSCRETN  MANAGERS  SOLE   SHARED    NONE
--------------              --------------   -----       --------   -------   ---  ----  -------  --------  ----   ------    ----

SCHWAB CHARLES CORP NEW          COM         808513105   247        15998     SH         OTHER              15998     0      0
SUSQUEHANNA BANCSHARES INC       COM         869099101   1044       50100     SH         OTHER              50100     0      0
TARGET CORP                      COM         87612E106   842        20520     SH         OTHER              20520     0      0
TEXTRON INC                      COM         883203101   662        15979     SH         OTHER              15979     0      0
THREE RIVS BANCORP INC           COM         88562Q107   528        42250     SH         OTHER              42250     0      0
TYCO INTL LTD NEW                COM         902124106   4498       76379     SH         OTHER              76379     0      0
US BANCORP DEL                   NEW         902973304   484        23144     SH         OTHER              23144     0      0
VERIZON COMMUNICATIONS           COM         92343V104   1114       23482     SH         OTHER              23482     0      0
VIACOM INC                       CL B        925524308   5803       131454    SH         OTHER              130688    66     700
WAL MART STORES INC              COM         931142103   5026       87359     SH         OTHER              86760     69     530

GRAND TOTALS                                             163559     4294348                                 4270142   1940   22266
